Cash and Bank Balances - Schedule of Cash and Bank Balances (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Cash and Bank Balances [Abstract]
Cash at banks	$ 6,859,938	$ 881,366	$ 30,522,014
Short-term fixed deposits			11,700,000
Cash and bank balances	$ 6,859,938	$ 881,366	$ 42,222,014	$ 5,424,693	$ 3,660,213	$ 1,396,003